Revenue	6 Months Ended
Jun. 30, 2019
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Revenue

NOTE 4 - REVENUE

Disaggregation of revenue

The following table presents our revenue by product line:

	Three months	Three months	Six months	Six months
	ended	ended	ended	ended
(in millions of Euros)	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018
Packaging rolled products	568	589	1,116	1,125
Automotive rolled products	209	163	439	318
Specialty and other thin-rolled products	42	47	90	92
Aerospace rolled products	224	197	429	376
Transportation, Industry and other rolled products	148	148	310	300
Automotive extruded products	199	178	387	347
Other extruded products	148	148	303	296
Other	—	4	—	6

Total Revenue	1,538	1,474	3,074	2,860

The following table presents our revenue by destination of shipment:

	Three months	Three months	Six months	Six months
	ended	ended	ended	ended
(in millions of Euros)	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018
France	154	152	306	302
Germany	339	349	678	700
United Kingdom	49	39	99	83
Switzerland	18	26	38	43
Other Europe	286	270	555	514
United States	600	485	1,164	928
Canada	9	28	27	49
Asia and Other Pacific	68	76	137	143
All Other	15	49	70	98

Total Revenue	1,538	1,474	3,074	2,860

Revenue is recognized at a point in time, except for certain products representing less than 1% of total revenue with no alternative use for which we have a right to payment.